Borrowings - Schedule of Maturities of Other Borrowings (Detail) - Other Borrowings [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 1,258
2022	946
2023	707
2024	488
2025	349
2026 and beyond	916
Long term Debt, Total	$ 4,664
Weighted Average Interest Rate, 2021	1.85%
Weighted Average Interest Rate, 2022	1.86%
Weighted Average Interest Rate, 2023	1.87%
Weighted Average Interest Rate, 2024	1.94%
Weighted Average Interest Rate, 2025	1.98%
Weighted Average Interest Rate, 2026 and beyond	1.98%
Total	1.90%